Retirement Benefits (Reconciliation of Net Actuarial Loss) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plan
Reconciliation of unrecognized net actuarial gain loss [Roll Forward]
Total recognized as component of net periodic benefit credit		$ (130)	$ (62)	$ 82
Postretirement Benefits
Reconciliation of unrecognized net actuarial gain loss [Roll Forward]
Total recognized as component of net periodic benefit credit	$ (125)	6	9	(118)
Domestic Plan | Pension Plan
Reconciliation of unrecognized net actuarial gain loss [Roll Forward]
Effect of curtailment		0	(98)
Total recognized as component of net periodic benefit credit		(56)	65	141
Other		0	0
Domestic Plan | Postretirement Benefits
Reconciliation of unrecognized net actuarial gain loss [Roll Forward]
Effect of curtailment		0	0
Total recognized as component of net periodic benefit credit		4	4	(124)
Other		0	(1)
Domestic Plan | Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent | Pension Plan
Reconciliation of unrecognized net actuarial gain loss [Roll Forward]
Beginning balance		(1,720)	(1,754)
Amortization of net loss		37	74
Effect of curtailment		0	(98)
Other		0	0
Liability experience		(538)	(160)
Asset experience		455	22
Total amount recognized as change in plan assets and benefit obligations		(83)	(40)
Ending balance, December 31		(1,766)	(1,720)	(1,754)
Domestic Plan | Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent | Postretirement Benefits
Reconciliation of unrecognized net actuarial gain loss [Roll Forward]
Beginning balance		11	13
Amortization of net loss		(1)	(2)
Effect of curtailment		0	0
Other		1	0
Liability experience		(3)	0
Asset experience		0	0
Total amount recognized as change in plan assets and benefit obligations		(4)	0
Ending balance, December 31		6	11	13
Foreign Plan | Pension Plan
Reconciliation of unrecognized net actuarial gain loss [Roll Forward]
Effect of curtailment		(1)	(7)
Total recognized as component of net periodic benefit credit		(74)	(127)	(59)
Other		13	0
Foreign Plan | Postretirement Benefits
Reconciliation of unrecognized net actuarial gain loss [Roll Forward]
Effect of curtailment		0	0
Total recognized as component of net periodic benefit credit		2	5	6
Other		0	0
Foreign Plan | Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent | Pension Plan
Reconciliation of unrecognized net actuarial gain loss [Roll Forward]
Beginning balance		(3,081)	(2,887)
Amortization of net loss		130	94
Effect of settlement		54	0
Total recognized as component of net periodic benefit credit		184	94
Liability experience		149	(1,966)
Asset experience		311	1,254
Plan amendments		(5)	0
Effect of curtailment		1	3
Total amount recognized as change in plan assets and benefit obligations		456	(709)
Exchange rate adjustments		(205)	421
Ending balance, December 31		(2,646)	(3,081)	(2,887)
Foreign Plan | Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent | Postretirement Benefits
Reconciliation of unrecognized net actuarial gain loss [Roll Forward]
Beginning balance		(11)	(6)
Amortization of net loss		1	0
Effect of settlement		0	0
Total recognized as component of net periodic benefit credit		1	0
Liability experience		0	(5)
Asset experience		0	0
Plan amendments		0	0
Effect of curtailment		0	0
Total amount recognized as change in plan assets and benefit obligations		0	(5)
Exchange rate adjustments		0	0
Ending balance, December 31		$ (10)	$ (11)	$ (6)